NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS - impact of the adoption of IFRS 16 (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
New standards amendments to standards and interpretations [abstract]
Operating lease commitments at June 30, 2019			R 37.6
Operating lease commitments at July 1, 2019 were discounted using the weighted average incremental borrowing rate at July 1, 2019		R (6.7)
Operating lease commitments recognised as lease liabilities on the statement of financial position at July 1, 2019 (not previously recognised)		30.9
Finance lease liabilities previously recognised under IAS 17 at 30 June, 2019			11.0
Total lease liabilities recognised at July 1, 2019	R 47.1	R 41.9	R 11.0	R 14.7